Intangible Assets and Goodwill	12 Months Ended
Aug. 31, 2019
Intangible Assets and Goodwill [Abstract]
Intangible Assets and Goodwill
9	Intangible Assets and Goodwill

Intangible assets

	Core technology	Customer relationships	In-process research and development	Brand name	Software	Total

Cost as at September 1, 2017	$12,893	$1,689	$–	$–	$11,901	$26,483
Additions	89	–	–	–	3,049	3,138
Business combinations (note 3)	16,555	9,192	305	846	630	27,528
Disposal	(60)	–	–	–	(2,474)	(2,534)
Foreign currency translation adjustment	(1,419)	(590)	(13)	(50)	(446)	(2,518)
Cost as at August 31, 2018	28,058	10,291	292	796	12,660	52,097
Additions	363	–	–	–	1,719	2,082
Disposal	(27)	–	(293)	–	(222)	(542)
Foreign currency translation adjustment	(1,955)	(618)	1	(46)	(240)	(2,858)
Cost as at August 31, 2019	$26,439	$9,673	$–	$750	$13,917	$50,779

Accumulated amortization as at September 1, 2017	$5,130	$169	$–	$–	$10,001	$15,300
Amortization for the year	4,878	3,949	–	519	981	10,327
Disposal	(45)	–	–	–	(2,462)	(2,507)
Foreign currency translation adjustment	(353)	(185)	–	(7)	(344)	(889)
Accumulated amortization as at August 31, 2018	9,610	3,933	–	512	8,176	22,231
Amortization for the year	4,926	2,372	–	284	1,430	9,012
Disposal	(19)	–	–	–	(219)	(238)
Foreign currency translation adjustment	(1,080)	(424)	–	(46)	(330)	(1,880)
Accumulated amortization as at August 31, 2019	$13,437	$5,881	$–	$750	$9,057	$29,125

Net carrying value as at:
August 31, 2018	$18,448	$6,358	$292	$284	$4,484	$29,866
August 31, 2019	$13,002	$3,792	$–	$–	$4,860	$21,654

Remaining amortization period as at August 31, 2019	4 years	2 years	–	–	3 years

Goodwill

	Years ended August 31,
	2019	2018

Balance – Beginning of year	$39,892	$35,077
Business combinations (note 3)	–	5,931
Foreign currency translation adjustment	(1,244)	(1,116)
Balance – End of year	$38,648	$39,892

In the fourth quarter of fiscal 2018 and 2019, the company performed its annual goodwill impairment test for all CGUs.

Goodwill has been allocated to the lowest level within the company at which it is monitored by management to make business decisions, which are the following CGUs:

	As at August 31,
	2019	2018

EXFO CGU	$12,949	$13,185
EXFO Optics CGU (note 3)	3,376	3,562
Service assurance, systems and services CGU	22,323	–
Brix CGU	–	13,327
Ontology CGU (note 3)	–	7,471
EXFO Solutions CGU (note 3)	–	2,347
Total	$38,648	$39,892

Prior to fiscal 2019, the Brix, Ontology and EXFO Solutions CGUs have been identified as three separate CGUs for goodwill impairment testing as they represented the lowest level at which the goodwill was monitored for internal management purposes, and the smallest group of assets that generated cash inflows that were largely independent of the cash inflows from other CGUs.

However, at the end of August 2018, management implemented a restructuring plan to fast-track the integration of newly acquired EXFO Solutions’ and Ontology’s technologies with those of the company’s service assurance on a common monitoring and analytics platform to better position the company’s offering and reduce its costs (note 4).

Consequently, starting September 1, 2018, following the announcement of this plan, all future operating and investing decisions related to these three CGUs have been aligned with the restructuring plan and related goodwill, previously allocated to each of these three CGUs, has been monitored for internal management purposes on a combined basis under the Service assurance, systems and services (SASS) CGU, which represented the smallest group of assets that would generate future cash inflows that would largely be independent of the cash inflows from the other CGUs.

In fiscal 2018, the goodwill impairment test had been performed closely to the date of the goodwill reallocation from the Brix, Ontology and EXFO Solutions’ CGUs to the SASS CGU, and the goodwill of each of the three CGUs was not impaired. Consequently, no goodwill impairment test was performed on the date of goodwill reallocation to the combined CGU.

In performing the fiscal 2019 goodwill impairment review of its CGUs, the company determined the recoverable amount of goodwill based on fair value less costs of disposal. In estimating the recoverable amount of its CGUs, the company used a market approach, which is based on sales multiples within the range of 1.0 to 7.6 times sales for comparable businesses with similar operations within the same industry over the past year. The company applied judgment in making certain adjustments for factors such as size, risk profile or profitability of the comparable businesses, when compared to the company’s CGUs. In addition, for the SASS CGU, the company also used a liquidation approach based on the level of research and development expenses incurred over the last two years.

As at August 31, 2019, the recoverable amount for all CGUs exceeded their carrying value.